Long-term assets - E.2.2. Movements in tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	$ (3,071)	[1],[2]	$ (2,880)
Change in scope	255		386
Change in accounting policy	(307)
Additions	719		696
Impairments/reversal of impairment, net	1		1
Disposals, net	(19)		(29)
Depreciation charge	(711)		(685)
Asset retirement obligations	19		15
Transfers	(24)		6
Transfers from/(to) assets held for sale	(88)		(52)
Exchange rate movements	(34)		(147)
Closing balance, net	(2,883)		(3,071)	[1],[2]
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(7,790)
Closing balance, net	(7,834)		(7,790)
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(4,719)
Closing balance, net	(4,952)		(4,719)
Networks (including civil works)
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(2,455)		(2,399)
Change in scope	190		253
Change in accounting policy	(307)
Additions	87		62
Impairments/reversal of impairment, net	0		1
Disposals, net	(8)		(24)
Depreciation charge	(588)		(631)
Asset retirement obligations	14		14
Transfers	444		551
Transfers from/(to) assets held for sale	(61)		(45)
Exchange rate movements	(25)		(124)
Closing balance, net	(2,201)		(2,455)
Recognised finance lease as assets			307
Networks (including civil works) | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(6,663)
Closing balance, net	(6,644)		(6,663)
Networks (including civil works) | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(4,207)
Closing balance, net	(4,443)		(4,207)
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(175)		(147)
Change in scope	44		41
Change in accounting policy	0
Additions	4		1
Impairments/reversal of impairment, net	0		0
Disposals, net	(1)		(2)
Depreciation charge	(13)		(11)
Asset retirement obligations	5		1
Transfers	4		9
Transfers from/(to) assets held for sale	(14)		(3)
Exchange rate movements	(2)		(8)
Closing balance, net	(202)		(175)
Land and Buildings | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(270)
Closing balance, net	(360)		(270)
Land and Buildings | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(95)
Closing balance, net	(158)		(95)
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(284)		(206)
Change in scope	14		32
Change in accounting policy	0
Additions	612		626
Impairments/reversal of impairment, net	0		0
Disposals, net	(6)		(2)
Depreciation charge	0		0
Asset retirement obligations	0		0
Transfers	(537)		(568)
Transfers from/(to) assets held for sale	(7)		(2)
Exchange rate movements	(5)		(8)
Closing balance, net	(355)		(284)
Construction in Progress | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(284)
Closing balance, net	(355)		(284)
Construction in Progress | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	0
Closing balance, net	0		0
Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(156)		(128)
Change in scope	7		60
Change in accounting policy	(1)
Additions	16		7
Impairments/reversal of impairment, net	1		0
Disposals, net	(3)		0
Depreciation charge	(110)		(43)
Asset retirement obligations	0		0
Transfers	64		14
Transfers from/(to) assets held for sale	(5)		(2)
Exchange rate movements	(1)		(7)
Closing balance, net	(125)		(156)
Other | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(573)
Closing balance, net	(476)		(573)
Other | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(417)
Closing balance, net	$ (351)		$ (417)

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).